Property, plant and equipment (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Total	$ 263,887,611	$ 265,724,058
Land [Member]
Statement [Line Items]
Total	$ 263,887,611	$ 265,724,058